Stockholders' Equity (Deficit) (Details 5) - Two Thousand Thirteen Incentive Stock Plan One [Member] - shares shares in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning available		454	235
Shares modified to options
Options in exchange for shares
Shares forfeited			219
Ending available		454	454
Vested stock awards (1)	[1]	4,414	2,353
Beginning number of shares issued		2,681	2,585
Issued			96
Cancelled
Ending number of shares issued		2,681	2,681

[1]	For 2020, Includes 2,681 of vested RSU's and 1,773 of vested stock options